Revenues (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues
Net sales	kr 874	kr 184,829
Out-licensing
Revenues
Net sales	0	184,829
Provision of drugs
Revenues
Net sales	874
Parent Company
Revenues
Net sales	874	184,829
Parent Company | China, Hong Kong, Macau, Taiwan and Singapore [Member]
Revenues
Net sales	874	184,829
Parent Company | Out-licensing
Revenues
Net sales	0	kr 184,829
Parent Company | Provision of drugs
Revenues
Net sales	kr 874